General information - Narrative (Details) € in Thousands, $ in Millions				6 Months Ended
	Mar. 18, 2024	Feb. 02, 2024 EUR (€)	Feb. 02, 2024 USD ($)	Jun. 30, 2024 EUR (€) employee vaccine	Jun. 30, 2023 EUR (€)	Sep. 30, 2022 USD ($)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of commercial vaccines | vaccine				3
Proceeds from sale of Priority Review Voucher		€ 95,000	$ 103	€ 90,833	€ 0
Debt financing agreement due 2027
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowing facilities, extended interest-only period	18 months
Tranche one | Debt financing agreement due 2027
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowing facilities, maximum borrowing capacity						$ 100
Tranche two | Amended debt financing agreement due 2028
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowing facilities, maximum borrowing capacity						$ 100
Minimum
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of employees | employee				700